Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
Net income available to common stockholders	$ 51,766	$ (11,653)	$ 36,086
Shares:
Weighted average shares outstanding - basic (in shares)	101,810,752	101,676,758	102,656,388
Weighted average dilutive shares outstanding (in shares)	0	162,749	238,581
Weighted average shares outstanding - diluted (in shares)	101,810,752	101,839,507	102,894,969
(Loss) earnings per share:
Basic (in dollars per share)	$ 0.51	$ (0.11)	$ 0.35
Diluted (in dollars per share)	$ 0.51	$ (0.11)	$ 0.35
Anti-dilutive shares (in shares)	4,044,460	988,161	704,526
Northfield Bancorp, Inc. [Member]
Earnings Per Share [Line Items]
Net income available to common stockholders	$ 796	$ 29,945	$ 37,669
Shares:
Weighted average shares outstanding - basic (in shares)	40,116,839	41,567,370	43,560,844
Weighted average shares outstanding - diluted (in shares)	40,173,403	41,628,660	43,638,616
(Loss) earnings per share:
Basic (in dollars per share)	$ 0.02	$ 0.72	$ 0.86
Diluted (in dollars per share)	$ 0.02	$ 0.72	$ 0.86
Effect of non-vested restricted stock and stock options outstanding (in shares)	56,564	61,290	77,772
Anti-dilutive shares (in shares)	733,237	1,297,495	1,542,194